Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP-58-1533433-004 [BSSP] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 9,395
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of Shares	7,958,265	8,459,028
Dividends	$ 8,780